Short-Term Borrowings (Details 1) - Short-term borrowings [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Liabilities arising from financing activities	$ 147,000	$ 138,000
Increase (decrease) through financing cash flows, liabilities arising from financing activities	37,000	9,000
Liabilities arising from financing activities	$ 184,000	$ 147,000